Earnings (Loss) per Common Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings (Loss) per Common Share

10. Earnings (Loss) per Common Share

The Company calculates basic earnings (loss) per share in conformity with the two-class method required for companies with participating securities. The Company considered its Series G redeemable convertible preferred shares for the periods those were outstanding (Note 8), to be participating securities as the holders are entitled to receive dividends on as-converted basis in the event that dividends are declared and paid on the Company’s common shares. The Company calculated diluted earnings (loss) per share using the most dilutive of the two-class method and the if-converted method.

Under the two-class method, basic earnings (loss) per share is calculated by dividing the net income (loss) by the weighted-average number of common shares outstanding during the period, less shares subject to repurchase.

The two-class method requires income available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. Any remaining earnings would be distributed to the holders of common stock and the holders of the Series G Convertible Preferred Shares on a pro-rata basis assuming conversion of all Series G Convertible Preferred Shares into common shares. This participating security did not contractually required the holders of such shares to participate in the Company’s losses. As such, net losses for the periods presented were not allocated to the Company’s participating security.

Diluted earnings (loss) per share is computed by giving effect to all potentially dilutive common share equivalents outstanding for the period. For the year ended December 31, 2022, securities that could potentially dilute basic earnings per share in the future, included in the computation of diluted earnings per share, were the preferred convertible stock that requires the payment of cash by the holder upon conversion. Net income attributable to common stockholders of Tsakos Energy Navigation Limited for the year ended December 31, 2022, adjusted by the amount of dividends on Series G Convertible Preferred Shares and corresponding undistributed income to Series G participants, as set forth below. For the year ended December 31, 2021, these convertible securities that could potentially dilute in the future were not included in the computation of diluted loss per share, because to do so would have anti-dilutive effect. For the year ended December 31, 2023, there were no Series G convertible preferred shares outstanding.

The following table sets forth the computation of basic and diluted net income (loss) per share:

	2023	2022	2021
Numerator
Net income (loss) attributable to Tsakos Energy Navigation Limited	$300,182	$204,234	$(151,401)
Preferred share dividends, Series D	(3,184)	(7,694)	(7,596)
Preferred share dividends, Series E	(10,976)	(10,975)	(10,822)
Preferred share dividends, Series F	(16,024)	(16,024)	(15,131)
Preferred share dividends, Series G	—	(31)	(54)
Undistributed income to Series G participants	—	(1,250)	—
Deemed dividend on partially Series G preferred shares	—	—	(2,171)
Deemed dividend on Series D preferred shares	(3,256)	—	—
Net income (loss) attributable to common stockholders	266,742	168,260	(187,175)
Preferred share dividends, Series G	—	31	—
Undistributed income to Series G participants	—	1,250	—
Net income (loss) attributable to common stockholders of Tsakos Energy Navigation Limited, for dilution purposes	266,742	169,541	(187,175)
Denominator
Weighted average number of shares, basic	29,505,603	27,970,799	19,650,307
Effect of dilutive shares	—	217,265	—
Weighted average number of shares, diluted	29,505,603	28,188,064	19,650,307
Earnings (Loss) per share, basic attributable to Tsakos Energy Navigation Limited	$9.04	$6.02	$(9.53)
Earnings (Loss) per share, diluted attributable to Tsakos Energy Navigation Limited	$9.04	$6.01	$(9.53)

For purposes of this calculation, 217,265 weighted potential redeemable convertible preferred shares for the year ended December 31, 2022, are included in the computation of diluted earnings per common share. For the year ended December 31, 2021, potential redeemable convertible preferred shares of 306,190 are considered common shares equivalents but have been excluded from the calculation of diluted net loss per share as their effect is anti-dilutive. Basic and diluted net loss per share was the same for each period presented. For the year ended December 31, 2023, there were no redeemable convertible preferred shares outstanding.